Income tax - Other information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income tax
Tax loss carryforward	¥ 51,006
PRC statutory tax rate (as a percent)	25.00%	25.00%	25.00%
Statute of limitations period (in years)	3 years
Extension period for statute of limitations under special circumstances (in years)	5 years
Underpayment of tax liability listed as special circumstance	¥ 100
Statute of limitations period for related party transaction (in years)	10 years
Aggregate undistributed earnings of domestic subsidiaries and VIE	¥ 3,238,472	¥ 1,434,218
Withholding tax rate on dividends (as a percent)	10.00%
Withholding tax rate on dividends if investors qualifies as beneficial owner with holdings above the threshold percentage (as a percent)	5.00%
Threshold beneficial owner percentage determining withholding income tax rate (as a percent)	25.00%
Withholding tax rate on dividends if investors qualifies as beneficial owner with holdings below the threshold percentage (as a percent)	10.00%
Withholding income taxes for undistributed earnings of subsidiaries	¥ 0	¥ 0